Restructuring Programs (Tables)	12 Months Ended
Jun. 30, 2024
Restructuring and Related Activities [Abstract]
Schedule of Changes in Restructuring Program Liabilities
Changes in restructuring program liabilities were as follows:

	One-time employee termination benefits	Other costs	Total
	(in millions)
Balance, June 30, 2021	$50	$35	$85
Additions	65	25	90
Payments	(89)	(19)	(108)
Other	(3)	—	(3)
Balance, June 30, 2022	$23	$41	$64
Additions	110	9	119
Payments	(86)	(9)	(95)
Other	1	—	1
Balance, June 30, 2023	$48	$41	$89
Additions	83	6	89
Payments	(106)	(12)	(118)
Other	(1)	—	(1)
Balance, June 30, 2024	$24	$35	$59